Other reserves (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022
Disclosure of reserves within equity [line items]
Beginning balance, Equity				$ 1,360,230	[1]	$ 1,743,556		$ 1,743,556
Other comprehensive income	$ 580,774	$ (123,006)	[2]	624,966		9,653	[2]
Recognition of share-based payment expense				6,618		6,064
Ending balance, Equity	750,747	1,594,543	[3]	750,747		1,594,543	[3]	1,360,230 [1]
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance, Equity				(861,271)		(842,911)		(842,911)
Other comprehensive income				609,358		(815)	[3]	59,521
Options converted to shares				(89,432)		(86,470)		(88,469)
Recognition of share-based payment expense				6,618		6,064		13,423
Other reclassifications related to share-based payment				(1,426)				(2,835)
Ending balance, Equity	(336,153)	$ (926,967)	[3]	(336,153)		(926,967)	[3]	(861,271)
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity				(3)		(3)		(3)
Other comprehensive income				7
Ending balance, Equity	4			4				(3)
Restructuring reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity				4,019		4,019		4,019
Ending balance, Equity	4,019			4,019				4,019
Share- based payment reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity				98,817		176,698		176,698
Options converted to shares				(89,432)				(88,469)
Recognition of share-based payment expense				6,618				13,423
Other reclassifications related to share-based payment				(1,426)				(2,835)
Ending balance, Equity	14,577			14,577				98,817
Loss on transactions between owners
Disclosure of reserves within equity [line items]
Beginning balance, Equity				(840,359)		(840,359)		(840,359)
Ending balance, Equity	(840,359)			(840,359)				(840,359)
Foreign exchange translation reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity				(123,745)		$ (183,266)		(183,266)
Other comprehensive income				609,351				59,521
Ending balance, Equity	$ 485,606			$ 485,606				$ (123,745)

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.
[3]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.